Restatement of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited)	6 Months Ended
Jun. 30, 2020
RESTATEMENT OF PREVIOUSLY ISSUED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

NOTE 10 – RESTATEMENT OF PREVIOUSLY ISSUED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

The Company, while undergoing the review of its consolidated financial statements for the six months ended June 30, 2020, commenced an evaluation of its accounting in connection with the Note and the Grid Notes for derivative accounting in accordance with ASC 815. Management originally deemed these agreements to be fixed in nature and a derivative would not need be recognized. On August 12, 2020, under the authority of the board of directors, the Company determined that these agreements and underlying warrants should have been recorded as a derivative with changes in the fair value of the derivate to be recorded in the condensed consolidated statement of operations and comprehensive loss (see Note 4). Accordingly, the Company will restate the condensed consolidated interim financial statements and include the required disclosures for the three months ended March 31, 2020.

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported Condensed Consolidated Balance Sheet at March 31, 2020 had the adjustments been made in the corresponding quarter:

	March 31, 2020
	As Reported	Adjustment	As Restated
Convertible notes payable, net	$565,781	$(159,299)	$406,482
Derivative liabilities	$-	$571,843	$571,843
Current liabilities	$1,467,171	$412,544	$1,879,715
Total liabilities	$1,467,171	$412,544	$1,879,715
Accumulated deficit	$(4,211,193)	$(412,544)	$(4,623,737)
Total stockholders’ deficit	$1,419,785	$(412,544)	$(1,832,329)

The following table sets forth the effects of the adjustments on affected items within the Company’s previously reported Condensed Consolidated Statement of Operations and Comprehensive Loss for the three months ended March 31, 2020, had the adjustments been made in the appropriate quarter:

	March 31, 2020
	As Reported	Adjustment	As Restated
Interest expense	$(88,291)	$(365,325)	$(453,616)
Change in fair market value of derivative liabilities	$-	$(47,219)	$(47,219)
Net Loss	$(539,116)	$(412,544)	$(951,660)
Total comprehensive loss	$(540,169)	$(412,544)	$(952,713)
Net loss per common share, basic and diluted	$(0.03)	$(0.02)	$(0.05)